Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statement of Cash Flows (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Previously Reported [Member]
Cash flows from operating activities:
Net loss	$ (18,010)
Allowance for credit losses	1,310
Investor expenses incurred on behalf of Company
Net cash used in operating activities	(2,063)
Cash flows from investing activities:
Advance – note receivable related parties	(1,680)
Net cash used in investing activities	(2,154)
Cash flows from financing activities:
Constructive disbursements to related party
Net cash provided by financing activities	5,335
Adjustments [Member]
Cash flows from operating activities:
Net loss	13
Allowance for credit losses	(840)
Investor expenses incurred on behalf of Company	827
Net cash used in operating activities
Cash flows from investing activities:
Advance – note receivable related parties	1,680
Net cash used in investing activities	1,680
Cash flows from financing activities:
Constructive disbursements to related party	(1,680)
Net cash provided by financing activities	(1,680)
As Corrected [Member]
Cash flows from operating activities:
Net loss	(17,996)
Allowance for credit losses	470
Investor expenses incurred on behalf of Company	827
Net cash used in operating activities	(2,063)
Cash flows from investing activities:
Advance – note receivable related parties
Net cash used in investing activities	(474)
Cash flows from financing activities:
Constructive disbursements to related party	(1,680)
Net cash provided by financing activities	$ 3,655